UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4058

                                Korea Fund, Inc.
                                ----------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

The Korea Fund, Inc.
Investment Portfolio as of March 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                 Value ($)
                                                                                  -----------------------------------------
Common Stocks 80.8%
Consumer Discretionary 12.8%
Auto Components 4.4%
Halla Climate Control Corp.                                                               600,000                5,252,585
Hankook Tire Co., Ltd.                                                                  4,464,307               49,896,489
                                                                                                                ----------
                                                                                                                55,149,074

Automobiles 0.7%
Nexen Tire Corp.                                                                          400,000                9,059,577
                                                                                                                ----------
Hotels Restaurants & Leisure 2.2%
Hotel Shilla Co., Ltd.                                                                    858,391                5,629,625
Kangwon Land, Inc.                                                                      1,471,530               22,025,855
                                                                                                                ----------
                                                                                                                27,655,480

Internet & Catalog Retail 0.3%
LG Home Shopping, Inc.                                                                     56,200                4,360,965
                                                                                                                ----------
Media 0.8%
Cheil Communications, Inc.                                                                 57,600                9,755,982
                                                                                                                ----------
Multiline Retail 4.2%
Shinsegae Co., Ltd.                                                                       135,787               41,919,472
Taegu Department Store Co., Ltd. (b)                                                    1,336,800               11,847,563
                                                                                                                ----------
                                                                                                                53,767,035

Textiles, Apparel & Luxury Goods 0.2%
BYC Co., Ltd. (b)                                                                          39,530                2,355,062
                                                                                                                ----------
Consumer Staples 5.5%
Beverages 1.6%
Hite Brewery Co., Ltd.                                                                     50,000                4,825,209
Nam Yang Dairy Products Co., Ltd. (b)                                                      33,641               15,818,393
                                                                                                                ----------
                                                                                                                20,643,602

Food Products 1.9%
CJ Corp.                                                                                   99,606                7,081,786
Crown Confectionary Co., Ltd.                                                              46,200                6,096,307
Nhong Shim Co., Ltd.                                                                       38,229               10,917,193
                                                                                                                ----------
                                                                                                                24,095,286

Tobacco 2.0%
KT&G Corp. 144A (GDR)                                                                     413,800                6,695,284
KT&G Corp.                                                                                552,570               17,956,484
                                                                                                                ----------
                                                                                                                24,651,768

Energy 6.9%
Oil & Gas 6.9%
S-Oil Corp.                                                                               827,300               64,196,199
SK Corp.                                                                                  408,800               24,153,619
                                                                                                                ----------
                                                                                                                88,349,818

Financials 12.7%
Banks 4.5%
Jeonbuk Bank (b)                                                                        2,787,695               12,133,542
Kookmin Bank (ADR)*                                                                       100,917                4,505,944
Kookmin Bank *                                                                            909,198               40,602,786
                                                                                                                ----------
                                                                                                                57,242,272

Diversified Financial Services 0.7%
LG Card Co., Ltd.*                                                                        171,600                4,883,545
Samsung Securities Co., Ltd.                                                              164,720                4,136,249
                                                                                                                ----------
                                                                                                                 9,019,794

Insurance 7.5%
Korean Reinsurance Co.                                                                  1,643,310                8,948,798
Oriental Fire & Marine Insurance Co. (b)                                                  584,860               11,403,474
Samsung Fire & Marine Insurance Co., Ltd.                                                 979,625               74,183,321
                                                                                                                ----------
                                                                                                                94,535,593

Health Care 0.5%
Pharmaceuticals 0.5%
Choongwae Pharma Corp.                                                                     88,600                2,146,292
Yuhan Corp.                                                                                48,798                4,324,786
                                                                                                                ----------
                                                                                                                 6,471,078

Industrials 7.5%
Commercial Services & Supplies 2.3%
Insun ENT Co., Ltd.                                                                       377,203                7,224,617
S1 Corp.                                                                                  564,270               22,670,818
                                                                                                                ----------
                                                                                                                29,895,435

Electrical Equipment 0.4%
Ace Digitech Co. Ltd.*                                                                    423,300                5,002,068

Industrial Conglomerates 3.0%
Anycell, Inc. (b)(c)(d)(g)                                                              1,250,000                        0
Daeyang E&C Ltd.*                                                                       1,153,948                4,170,349
Hyundai Mobis                                                                             350,480               22,847,638
SFA Engineering Corp. (b)                                                                 466,200               10,742,570
                                                                                                                ----------
                                                                                                                37,760,557

Machinery 0.4%
Samsung Climate Control Co., Ltd. (b)                                                     827,630                4,832,935
                                                                                                                ----------
Trading Companies & Distributors 0.6%
Jahwa Electronics Co., Ltd.                                                               779,900                7,649,241
                                                                                                                ----------
Transportation Infrastructure 0.8%
Korea Express Co., Ltd.*                                                                  301,880               10,404,530
                                                                                                                ----------
Information Technology 20.0%
Communications Equipment 0.2%
INTOPS Co., Ltd.                                                                          162,500                3,344,412
                                                                                                                ----------
Computers & Peripherals 0.2%
Ahnlab, Inc.*                                                                             119,466                2,105,801
                                                                                                                ----------
Electronic Equipment & Instruments 4.0%
Dae Duck Electronics Co., Ltd.                                                            360,901                2,946,203
Hankuk Electric Glass Co., Ltd.                                                           142,400                6,667,770
Interflex Co., Ltd. (b)                                                                   667,800               11,245,081
Mtekvision Co., Ltd.*                                                                      83,200                2,461,999
Samsung SDI Co., Ltd.                                                                     209,956               21,605,516
SE Co., Ltd. (b)(c)(d)                                                                    636,950                1,969,496
Simm Tech Co., Ltd.*                                                                      631,213                3,717,040
                                                                                                                ----------
                                                                                                                50,613,105

Semiconductors & Semiconductor Equipment 15.6%
NEPES Corp.*                                                                                4,990                   50,121
Phicom Corp.* (b)                                                                       1,060,000                5,323,486
Samsung Electronics Co., Ltd. (h)                                                         340,299              168,222,647
Seoul Semiconductor Co., Ltd. (b)                                                       1,003,900               24,220,138
                                                                                                                ----------
                                                                                                               197,816,392

Materials 11.5%
Chemicals 1.4%
LG Chemical Ltd.                                                                          212,486                8,578,952
Samsung Fine Chemicals Co., Ltd.                                                          425,000                8,663,220
                                                                                                                ----------
                                                                                                                17,242,172

Construction Materials 0.4%
Sungshin Cement Co., Ltd.                                                                 276,200                5,330,891
                                                                                                                ----------
Containers & Packaging 0.4%
Youlchon Chemical Co., Ltd.                                                               351,300                4,497,194
                                                                                                                ----------
Metals & Mining 9.3%
Dongkuk Steel Mill Co., Ltd.                                                            1,170,900               22,138,139
Korea Iron & Steel Co., Ltd.                                                              227,200                5,705,170
POSCO                                                                                     443,000               87,683,899
Samwoo EMC Co., Ltd. (b)                                                                  754,800                3,114,340
                                                                                                                ----------
                                                                                                               118,641,548

Telecommunication Services 3.4%
Wireless Telecommunication Services
SK Telecom Co., Ltd.                                                                      258,420               43,515,332
                                                                                                                ----------

Total Common Stocks (Cost $336,852,778)                                                                      1,025,763,999
                                                                                                             -------------
                                                                                        Principal
                                                                                        Amount ($)                Value ($)

Convertible Bond 0.0%
Consumer Staples
Haitai Confectionery Loan Certificates, Zero Coupon,
11/28/2009 (c)(e)(f)                                                                   11,658,888                   10,352
(Cost $0)                                                                                                       ----------

                                                                                           Shares                 Value ($)

Preferred Stocks 15.6%
Consumer Discretionary 5.6%
Automobiles
Hyundai Motor Co. (GDR) 144A                                                            3,020,000               45,843,600
Hyundai Motor Co. (2nd)                                                                   738,593               25,892,576
                                                                                                                ----------
                                                                                                                71,736,176

Consumer Staples 1.4%
Food Products
CJ Corp.                                                                                  297,200               12,965,002
CJ Corp. (2nd)                                                                             50,335                2,760,866
CJ Corp. (3rd) (convertible)                                                               30,201                1,582,170
                                                                                                                ----------
                                                                                                                17,308,038

Energy 0.7%
Oil & Gas
S-Oil Corp.                                                                               156,040                8,359,011
                                                                                                                ----------
Financials 2.2%
Diversified Financial Services 0.5%
Daishin Securities Co., Ltd.                                                              665,500                6,618,956
                                                                                                                ----------
Insurance 1.7%
Samsung Fire & Marine Insurance Co., Ltd.                                                 533,850               21,238,346
                                                                                                                ----------
Information Technology 5.3%
Electronic Equipment & Instruments 0.2%
Samsung SDI Co., Ltd.                                                                      34,318                2,264,211
                                                                                                                ----------
Semiconductors & Semiconductor Equipment 5.1%
Samsung Electronics Co., Ltd. (h)                                                         198,201               65,091,121
                                                                                                                ----------
Materials 0.4%
Chemicals
LG Chemical Ltd.                                                                          193,003                5,464,142
                                                                                                                ----------

Total Preferred Stocks (Cost $38,433,288)                                                                      198,080,001
                                                                                                               -----------
Cash Equivalents 0.2%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $2,471,595)                                                                       2,471,595                2,471,595
                                                                                                                ----------

                                                                                         % of
                                                                                       Net Assets                 Value ($)
                                                                                       ----------                 ---------

Total Investment Portfolio  (Cost $377,757,661)                                              96.6            1,226,325,947
Other Assets and Liabilities, Net                                                             3.4               42,927,607
                                                                                                             -------------
Net Assets                                                                                  100.0            1,269,253,554
                                                                                                             =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Affiliated issuers. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions during the nine months ended March 31, 2005 with companies which are or were affiliates is as follows:

                            Common/                                     Realized
                           Preferred       Purchase          Sales      Gain/               Dividend
Affiliate                    Shares         Cost($)         Cost($)     (Loss)($)          Income($)+              Value($)
---------------------------------------------------------------------------------------------------------------------------
Anycell, Inc.               1,250,000              -               -               -                 -                 -
---------------------------------------------------------------------------------------------------------------------------
BYC Co., Ltd.                  39,530              -               -               -             22,185          2,355,062
---------------------------------------------------------------------------------------------------------------------------
Co., Ltd.                   1,003,900       4,775,077              -               -            237,432         24,220,138
---------------------------------------------------------------------------------------------------------------------------
Control Co., Ltd.             827,630              -               -               -             19,906          4,832,935
Interflex Co., Ltd.           667,800       8,039,630              -               -             80,309         11,245,081
---------------------------------------------------------------------------------------------------------------------------
Jeonbuk Bank                2,787,695              -               -               -            325,482         12,133,542
Marine Insurance Co.          584,860              -               -               -                 -          11,403,474
---------------------------------------------------------------------------------------------------------------------------
Nam Yang Diary
Oriental Fire &
---------------------------------------------------------------------------------------------------------------------------
Phicom Corp.                1,060,000       4,401,309                                            84,983          5,323,486
---------------------------------------------------------------------------------------------------------------------------
Products Co., Ltd.             33,641              -        1,152,104       2,847,366            33,931         15,818,392
---------------------------------------------------------------------------------------------------------------------------
Samsung Climate
---------------------------------------------------------------------------------------------------------------------------
Samwoo EMC Co., Ltd.          754,800       2,092,375              -               -             60,514          3,114,340
---------------------------------------------------------------------------------------------------------------------------
SE Co., Ltd.                  636,950              -               -               -                 -           1,969,496
Seoul Semiconductor
---------------------------------------------------------------------------------------------------------------------------
SFA Engineering Corp.         466,200       5,302,292                                           280,324         10,742,570
---------------------------------------------------------------------------------------------------------------------------
Store Co., Ltd.             1,336,800       4,316,669              -               -                 -          11,847,563
Taegu Department
---------------------------------------------------------------------------------------------------------------------------
Telephus Co., Ltd.++               -               -        2,919,708     (3,206,483)
---------------------------------------------------------------------------------------------------------------------------
                                           28,927,352       4,071,812       (359,117)         1,145,066      115,006,079
---------------------------------------------------------------------------------------------------------------------------

+ Net of foreign taxes withheld.
++ At March 31, 2005 the fund no longer held Telephus Co., Ltd.

(c) Securities valued at fair value by management and approved in good faith following procedures approved by the Directors, amounted to $1,979,848 (0.2% of net assets at March 31, 2005). Their values have been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at March 31, 2005 aggregated $3,637,411. The securities may also have certain restrictions as to resale.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

The issuer of SE Co., Ltd. has given the Fund a put option at cost, payable on demand until it has an initial public offering. Information concerning such private placement securities at March 31, 2005 is as follows:

Restricted                 Acquisition                                                      Value as % of
Securities                    Date          Cost ($)     Value ($)                            Net Assets
---------------------------------------------------------------------------------------------------------
Anycell, Inc.                12/22/2000       2,020,774               -                                -
---------------------------------------------------------------------------------------------------------
SE Co., Ltd.                 12/22/2000       1,616,637       1,969,496                             0.2%
---------------------------------------------------------------------------------------------------------
Total Restricted Securities                   3,637,411       1,969,496                             0.2%
---------------------------------------------------------------------------------------------------------


(e) Company in restructuring process, principal only subject to repayment.

(f) Principal amount stated in Koream Won.

(g) Company is in process of liquidation.

(h) At March 31, 2005, 19.1% of the Fund's investment portfolio is invested in Samsung Electronics Co., Ltd.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Korea Fund, Inc.


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          The Korea Fund, Inc.

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005